Shareholder Fees {- Fidelity® Growth & Income Portfolio}	Sep. 29, 2020 USD ($)
07.31 Fidelity Growth & Income Portfolio Retail PRO-05 | Fidelity® Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none